EARNINGS PER SHARE Q	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The Company calculates basic earnings per share by dividing net income attributable to the Class A common stock holders by the weighted-average number of Class A common stock outstanding during the period. Earnings per share presented for periods prior to the completion of the Reorganization Transactions assume that the post reorganization equity structure of the Company was in place at that time.

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Basic income (loss) per share	$1.19	$(0.10)	$0.76	$0.61
Net income (loss) used in the calculation of basic income (loss) per share	$208,468	$(12,251)	$113,027	$72,718
Weighted average number of Class A common stock shares for the purposes of basic income (loss) per share	174,709,471	125,360,919	148,730,331	118,988,998
The following table sets forth the computation of diluted earnings per share:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Diluted income (loss) per share	$1.01	$(0.10)	$0.56	$0.55
Net income (loss) used in the calculation of diluted income (loss) per share	$223,156	$(33,330)	$209,257	$72,718
Weighted average number of Class A common stock for the purposes of diluted income (loss) per share	221,463,809	341,208,036	375,881,574	132,996,975
In addition, the following potentially dilutive shares were excluded from the diluted earnings per share calculation as they were anti-dilutive for the periods presented.

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Compensatory LP units	—	15,226	—	—
Exchangeable LP units	—	—	—	215,894,031
Compensatory awards	—	13,824,890	—	—
Noncontrolling interests	202,646,202	—	—	—
Exchangeable Notes	—	13,346,833	30,247,946	13,346,833
Total	202,646,202	27,186,949	30,247,946	229,240,864